SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Annual Rate of Depreciation on Property and Equipment	Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	33 - 50
Office furniture and equipment	10 - 20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Weighted Average Assumptions Used to Estimate the Fair Value of Employee Stock Purchase Plans
The fair value of options granted and Employee Stock Purchase Plan in 2020, 2019 and 2018 is estimated at the date of grant using the following weighted average assumptions:

	Year ended December 31,
Employee Stock Options	2020	2019	2018

Employee Stock Options
Expected volatility	23.63%	20.78%	21.98%
Risk-free interest rate	0.32%	1.98%	2.67%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	4.15	4.11	5.13

Employee Stock Purchase Plan

Expected volatility	36.58%	18.59%	22.88%
Risk-free interest rate	0.05%	0.8%	1.07%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5